Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables Text Block Abstract
Trade and other payables	16. Trade and other payables
	December 31, 2021	December 31, 2020
Trade accounts payable - third parties	3,544,384	722,272
Other	153,339	40,181
Total trade and other payables	3,697,723	762,453